Supplement Dated July 11, 2014
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln VULCV-IV
Lincoln VULDB-IV
Lincoln VULONE
Lincoln VULONE 2005
Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVUL-IV
Lincoln SVULONE
Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Variable 5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVUL-IV

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Variable 5

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

The following changes will take effect on August 11, 2014:

The “DWS Funds” will become known as the “Deutsche Funds” and the below-listed DWS funds will be renamed as follows:

Current Fund Name	New Fund Name
DWS Variable Series II DWS Alternative Asset Allocation VIP	Deutsche Variable Series II Deutsche Alternative Asset Allocation VIP
DWS Investments VIT Funds DWS Equity 500 Index VIP DWS Small Cap Index VIP	Deutsche Investments VIT Funds Deutsche Equity 500 Index VIP Deutsche Small Cap Index VIP